Schedule of Investments (unaudited)
March 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 31.8%
Communication Services — 3.5%
Diversified Telecommunication Services — 1.1%
AT&T Inc., Senior Notes	2.300%	6/1/27	$2,930,000	$2,801,033
AT&T Inc., Senior Notes	2.250%	2/1/32	2,900,000	2,446,808
AT&T Inc., Senior Notes	2.550%	12/1/33	1,740,000	1,427,165
AT&T Inc., Senior Notes	5.350%	9/1/40	640,000	623,389
AT&T Inc., Senior Notes	5.550%	8/15/41	980,000	963,953
AT&T Inc., Senior Notes	4.350%	6/15/45	1,810,000	1,501,896
AT&T Inc., Senior Notes	3.500%	9/15/53	2,191,000	1,495,175
AT&T Inc., Senior Notes	3.550%	9/15/55	871,000	590,746
AT&T Inc., Senior Notes	3.650%	9/15/59	10,000	6,750
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	1,461,000	1,292,527
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	578,000	564,408
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	1,600,000	1,491,927
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	2,768,000	2,658,669
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	2,711,000	2,632,696 (a)
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,767,000	1,755,378
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	60,000	42,163
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	1,870,000	1,440,577
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	2,446,000	1,958,421
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	514,000	460,488
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	551,565
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	800,000	616,214
Total Diversified Telecommunication Services				27,321,948
Entertainment — 0.3%
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,660,000	1,885,531
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	2,550,000	2,487,970
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	1,090,000	1,026,936
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	2,500,000	2,203,434
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	560,000	448,130
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	50,000	36,478
Total Entertainment				8,088,479
Interactive Media & Services — 0.0%††
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	740,000	735,022
Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	2,080,000	2,079,616
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	2,336,000	2,291,456
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	3,097,000	3,083,763
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	2,630,000	2,378,776
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	1,640,000	1,687,932
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,337,000	1,206,213
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	$1,304,000	$1,240,528
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,567,000	1,352,455
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	270,000	203,692
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	750,000	602,696
Comcast Corp., Senior Notes	4.250%	10/15/30	5,357,000	5,258,850
Comcast Corp., Senior Notes	3.900%	3/1/38	1,780,000	1,528,602
Comcast Corp., Senior Notes	3.750%	4/1/40	2,280,000	1,871,287
Comcast Corp., Senior Notes	3.969%	11/1/47	2,610,000	2,017,075
Comcast Corp., Senior Notes	3.450%	2/1/50	2,040,000	1,413,543
Comcast Corp., Senior Notes	2.800%	1/15/51	3,130,000	1,888,311
Comcast Corp., Senior Notes	2.937%	11/1/56	4,000	2,352
Comcast Corp., Senior Notes	4.950%	10/15/58	850,000	739,876
Fox Corp., Senior Notes	5.476%	1/25/39	2,730,000	2,633,756
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	1,581,000	1,569,230
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	423,360
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	985,000	985,126
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,798,000	1,649,973
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	15,626
Total Media				38,124,094
Wireless Telecommunication Services — 0.6%
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	1,330,000	1,310,918
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	5,810,000	5,571,517
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	5,850,000	4,972,319
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	2,170,000	2,173,828
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	1,090,000	959,967
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	300,000	217,787
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	10,000	6,681
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	1,170,000	1,178,692
Total Wireless Telecommunication Services				16,391,709

Total Communication Services				90,661,252
Consumer Discretionary — 1.9%
Automobiles — 0.3%
Ford Motor Co., Senior Notes	6.100%	8/19/32	4,170,000	4,090,440
General Motors Co., Senior Notes	5.600%	10/15/32	790,000	783,813
General Motors Co., Senior Notes	5.150%	4/1/38	337,000	305,311
General Motors Co., Senior Notes	6.250%	10/2/43	676,000	650,928
General Motors Co., Senior Notes	5.950%	4/1/49	106,000	97,181
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	949,000	940,644
Total Automobiles				6,868,317
Broadline Retail — 0.4%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	1,185,000	1,065,980
Amazon.com Inc., Senior Notes	2.500%	6/3/50	3,290,000	1,991,891
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Broadline Retail — continued
Prosus NV, Senior Notes	4.027%	8/3/50	$10,310,000	$6,951,363 (a)
Total Broadline Retail				10,009,234
Hotels, Restaurants & Leisure — 1.0%
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	1,950,000	1,994,107
McDonald’s Corp., Senior Notes	3.600%	7/1/30	30,000	28,634
McDonald’s Corp., Senior Notes	3.625%	9/1/49	410,000	299,420
McDonald’s Corp., Senior Notes	4.200%	4/1/50	3,490,000	2,808,157
Sands China Ltd., Senior Notes	5.125%	8/8/25	7,179,000	7,177,300
Sands China Ltd., Senior Notes	5.400%	8/8/28	5,545,000	5,555,596
Sands China Ltd., Senior Notes	2.850%	3/8/29	4,690,000	4,244,854
Sands China Ltd., Senior Notes	4.375%	6/18/30	5,520,000	5,237,299
Total Hotels, Restaurants & Leisure				27,345,367
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	5.700%	4/1/26	111,000	110,958
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.700%	4/15/30	1,370,000	1,257,996
Home Depot Inc., Senior Notes	3.300%	4/15/40	1,430,000	1,134,221
Home Depot Inc., Senior Notes	3.350%	4/15/50	2,670,000	1,881,711
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	530,000	526,030
Total Specialty Retail				4,799,958
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	3.250%	3/27/40	950,000	750,706

Total Consumer Discretionary				49,884,540
Consumer Staples — 1.2%
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	3,815,000	3,520,925
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	2,358,000	2,382,364
Coca-Cola Co., Senior Notes	2.500%	6/1/40	230,000	165,424
Total Beverages				6,068,713
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	1,530,000	1,495,768
Food Products — 0.2%
Mars Inc., Senior Notes	3.200%	4/1/30	178,000	167,255 (a)
Mars Inc., Senior Notes	5.000%	3/1/32	390,000	391,797 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	910,000	914,901 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	4,220,000	4,219,451 (a)
Total Food Products				5,693,404
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	390,000	390,755
Tobacco — 0.7%
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,359,000	1,362,153
Altria Group Inc., Senior Notes	2.450%	2/4/32	120,000	101,293
Altria Group Inc., Senior Notes	6.875%	11/1/33	2,860,000	3,155,073
Altria Group Inc., Senior Notes	5.800%	2/14/39	1,695,000	1,703,994
Altria Group Inc., Senior Notes	5.950%	2/14/49	3,194,000	3,156,256
Altria Group Inc., Senior Notes	6.200%	2/14/59	50,000	50,295
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Tobacco — continued
BAT Capital Corp., Senior Notes	3.557%	8/15/27	$375,000	$366,005
BAT Capital Corp., Senior Notes	2.259%	3/25/28	1,730,000	1,616,956
BAT Capital Corp., Senior Notes	4.540%	8/15/47	837,000	669,198
BAT Capital Corp., Senior Notes	6.250%	8/15/55	470,000	469,380
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	1,400,000	1,415,039
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	910,000	926,137
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	800,000	807,784
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	296,000	260,037
Reynolds American Inc., Senior Notes	6.150%	9/15/43	300,000	299,840
Reynolds American Inc., Senior Notes	5.850%	8/15/45	910,000	869,234
Total Tobacco				17,228,674

Total Consumer Staples				30,877,314
Energy — 5.6%
Oil, Gas & Consumable Fuels — 5.6%
APA Corp., Senior Notes	6.000%	1/15/37	89,000	86,897 (a)
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	2,010,000	1,918,528
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	2,220,000	1,436,506
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	10,000	6,317
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	1,340,000	1,188,074 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	2,270,000	1,922,431 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	1,740,000	1,797,331 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	20,000	21,010 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	3,185,000	3,122,443
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,420,000	1,152,694
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,209,000	1,190,463
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	2,770,000	2,731,733
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,774,000	2,788,814
Devon Energy Corp., Senior Notes	5.250%	10/15/27	216,000	216,620
Devon Energy Corp., Senior Notes	4.500%	1/15/30	708,000	695,689
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,380,000	2,222,924
Devon Energy Corp., Senior Notes	4.750%	5/15/42	2,970,000	2,494,782
Devon Energy Corp., Senior Notes	5.000%	6/15/45	2,358,000	2,002,114
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	32,000	30,281
Ecopetrol SA, Senior Notes	5.875%	5/28/45	11,155,000	7,843,332
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	1,966,000	2,281,496
Energy Transfer LP, Senior Notes	4.750%	1/15/26	530,000	529,978
Energy Transfer LP, Senior Notes	5.500%	6/1/27	2,900,000	2,945,217
Energy Transfer LP, Senior Notes	3.750%	5/15/30	1,428,000	1,350,787
Energy Transfer LP, Senior Notes	5.550%	5/15/34	2,330,000	2,329,806
Energy Transfer LP, Senior Notes	5.400%	10/1/47	2,321,000	2,080,217
Energy Transfer LP, Senior Notes	6.250%	4/15/49	1,122,000	1,114,071
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	3,476,000	3,443,325
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	2,040,000	1,885,369
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	2,060,000	2,029,727
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	2,000,000	2,218,892
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	360,000	429,927
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	$1,320,000	$1,158,102
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	1,380,000	1,003,491
EOG Resources Inc., Senior Notes	3.900%	4/1/35	410,000	374,097
EQT Corp., Senior Notes	7.000%	2/1/30	2,160,000	2,330,207
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	1,080,000	963,896
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	893,000	735,660
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	590,000	422,400
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	12,273,000	10,735,951 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	123,124
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	620,000	654,414
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	540,000	508,231
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	140,000	129,448
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	2,690,000	2,670,771
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	90,000	80,404
MPLX LP, Senior Notes	4.125%	3/1/27	7,000	6,941
MPLX LP, Senior Notes	4.000%	3/15/28	1,287,000	1,264,018
MPLX LP, Senior Notes	4.800%	2/15/29	774,000	775,559
MPLX LP, Senior Notes	4.500%	4/15/38	388,000	340,860
MPLX LP, Senior Notes	5.200%	3/1/47	740,000	651,535
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	627,000	629,923
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,550,000	2,501,030
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,257,000	2,195,166
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	5,799,000	5,402,449
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	2,810,000	3,158,968
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,326,000	1,312,912
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	854,000	610,233
ONEOK Inc., Senior Notes	5.550%	11/1/26	900,000	912,199
ONEOK Inc., Senior Notes	5.800%	11/1/30	1,610,000	1,675,501
ONEOK Inc., Senior Notes	6.050%	9/1/33	90,000	93,749
ONEOK Inc., Senior Notes	6.625%	9/1/53	1,000,000	1,047,128
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	2,914,000	2,832,077 (a)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	5,877,000	4,420,194 (a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	1,950,000	1,699,604
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	7,480,000	5,197,182 (a)
Shell Finance US Inc., Senior Notes	4.550%	8/12/43	781,000	692,917
Shell Finance US Inc., Senior Notes	4.375%	5/11/45	1,644,000	1,402,976
Shell Finance US Inc., Senior Notes	4.000%	5/10/46	1,629,000	1,305,865
Shell Finance US Inc., Senior Notes	3.250%	4/6/50	3,320,000	2,293,585
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,265,000	1,445,311
Targa Resources Corp., Senior Notes	4.950%	4/15/52	1,350,000	1,141,153
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	1,100,000	1,004,057 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	570,000	527,903
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	3,300,000	3,150,918
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	90,000	88,492
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,650,000	1,542,421
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,125,000	2,369,068
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	$3,015,000	$3,627,724
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	1,250,000	1,233,853
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	1,826,000	1,612,450
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	3,270,000	2,955,090
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	10,000	8,654

Total Energy				142,527,656
Financials — 10.5%
Banks — 6.4%
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,305,000	2,161,377
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	3,170,000	3,147,448 (b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	6,420,000	5,541,102 (b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	7,110,000	6,388,342 (b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	650,000	570,096 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	5,716,000	5,540,774 (b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	6,124,000	5,960,551 (b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	2,630,000	2,068,374 (b)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	1,560,000	1,287,617 (b)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	1,450,000	1,401,608 (b)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	4,240,000	4,227,702
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	1,160,000	967,745 (b)
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	6,000	5,798 (b)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	10,000	9,936
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	2,440,000	2,254,896 (b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	1,388,000	1,379,096 (b)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	4,990,000	4,965,559 (a)(b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	1,720,000	1,573,638 (a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	5,660,000	5,721,794 (a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	3,824,000	3,863,442 (a)(b)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	5,030,000	5,262,623 (a)(b)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,023,000	1,270,008
Citigroup Inc., Senior Notes	4.650%	7/30/45	2,217,000	1,942,672
Citigroup Inc., Senior Notes	4.650%	7/23/48	995,000	848,699
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	3,710,000	3,223,900 (b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	10,000	9,997 (b)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	4,354,000	4,232,724 (b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	1,410,000	1,290,223 (b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	2,948,000	2,858,750 (b)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	$2,340,000	$2,281,048 (b)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	1,280,000	1,255,557 (b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	4,039,000	4,038,328
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	2,862,000	2,849,164
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	412,000	444,230
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	605,000	622,955
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	564,000	610,729
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	3,000	2,807
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	6,000	5,093
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	2,050,000	2,033,778 (a)(b)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	1,670,000	1,637,633 (a)(b)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	2,210,000	2,027,240 (a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	490,000	486,574 (a)(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	2,900,000	2,605,914 (b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	741,000	731,978 (b)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,503,000	2,510,425 (a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	10,000	9,984 (b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	3,510,000	3,150,904 (b)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	3,640,000	3,149,215 (b)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	4,000,000	3,515,842 (b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	220,000	146,651 (b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	5,541,000	5,503,911 (b)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	1,910,000	1,885,411 (b)
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,047,000	1,046,768
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	246,000	224,410
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	2,090,000	2,149,479 (b)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	2,190,000	2,055,028
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	670,000	675,363
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	284,000	245,530 (a)
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	470,000	453,915
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	10,000	10,169 (b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	2,170,000	2,238,332 (b)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	1,570,000	1,620,626 (b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	2,144,000	2,097,200
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	5,340,000	4,923,629 (b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	3,350,000	3,006,682 (b)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	$1,980,000	$1,946,850 (b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	12,720,000	11,458,421 (b)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	3,906,000	3,890,560
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	403,871
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,282,000	1,228,589
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	833,000	707,621
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	1,939,000	1,682,607
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	1,250,000	1,054,843
Total Banks				164,602,355
Capital Markets — 3.2%
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	1,490,000	1,586,646 (b)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	4,835,000	4,761,368
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,781,000	2,935,218
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	1,736,000	1,534,809
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	4,000,000	3,458,271 (b)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	10,000	7,070 (b)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	1,660,000	1,629,801 (b)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	3,306,000	3,228,348 (b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	4,745,000	4,680,664 (b)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	185,000	200,212
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	2,671,000	2,424,422
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	5,990,000	5,978,232 (b)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	220,000	188,901 (b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	4,410,000	3,997,086 (b)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	2,910,000	2,748,574 (b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	1,929,000	1,887,246 (b)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	584,000	576,760 (b)
UBS AG, Senior Notes	2.950%	4/9/25	3,580,000	3,578,439
UBS AG, Senior Notes	7.500%	2/15/28	6,780,000	7,302,682
UBS AG, Senior Notes	4.500%	6/26/48	659,000	563,592
UBS Group AG, Senior Notes (1.305% to 2/2/26 then SOFR + 0.980%)	1.305%	2/2/27	5,420,000	5,271,379 (a)(b)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	2,170,000	1,858,306 (a)(b)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	1,210,000	1,077,514 (a)(b)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	3,166,000	3,053,171 (a)(b)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	3,450,000	3,448,858 (a)(b)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	4,690,000	4,693,227 (a)(b)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	$7,415,000	$9,063,916 (a)(b)
Total Capital Markets				81,734,712
Consumer Finance — 0.0%††
American Express Co., Senior Notes	4.050%	5/3/29	100,000	98,872
Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	5,230,000	5,055,249
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	4,280,000	4,023,046
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	9,000	9,514
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	1,354,000	1,147,702
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	6.367%	12/21/65	1,623,000	1,371,885 (a)(b)
Mastercard Inc., Senior Notes	3.850%	3/26/50	3,250,000	2,576,109
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	390,000	349,020
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	1,140,000	1,110,942
Visa Inc., Senior Notes	4.300%	12/14/45	823,000	718,127
Total Financial Services				16,361,594
Insurance — 0.3%
Aon North America Inc., Senior Notes	5.450%	3/1/34	2,990,000	3,045,529
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	41,000	31,996
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,745,000	1,772,985
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	10,000	9,922 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	93,000	105,616 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	1,480,000	1,329,060 (a)
Total Insurance				6,295,108

Total Financials				269,092,641
Health Care — 2.4%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	4.800%	3/15/29	1,710,000	1,732,013
AbbVie Inc., Senior Notes	3.200%	11/21/29	5,360,000	5,065,033
AbbVie Inc., Senior Notes	5.050%	3/15/34	2,300,000	2,317,109
AbbVie Inc., Senior Notes	4.550%	3/15/35	233,000	225,026
AbbVie Inc., Senior Notes	4.875%	11/14/48	620,000	568,701
AbbVie Inc., Senior Notes	4.250%	11/21/49	1,989,000	1,649,115
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	1,537,000	1,383,574
Total Biotechnology				12,940,571
Health Care Equipment & Supplies — 0.5%
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	54,000	47,256
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	3,130,000	1,894,464 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	2,560,000	2,612,221
Solventum Corp., Senior Notes	5.450%	3/13/31	1,970,000	2,007,793
Solventum Corp., Senior Notes	5.600%	3/23/34	3,300,000	3,346,504
Solventum Corp., Senior Notes	5.900%	4/30/54	2,340,000	2,316,239
Total Health Care Equipment & Supplies				12,224,477
Health Care Providers & Services — 0.9%
Cigna Group, Senior Notes	4.375%	10/15/28	2,792,000	2,771,551
Cigna Group, Senior Notes	4.800%	8/15/38	650,000	607,695
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	300,752
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	4.300%	3/25/28	$702,000	$693,697
CVS Health Corp., Senior Notes	3.750%	4/1/30	4,790,000	4,522,005
CVS Health Corp., Senior Notes	2.125%	9/15/31	1,660,000	1,384,218
CVS Health Corp., Senior Notes	4.780%	3/25/38	230,000	206,478
CVS Health Corp., Senior Notes	5.125%	7/20/45	1,374,000	1,198,781
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	1,641,696	1,654,281
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	100,612	103,427
Elevance Health Inc., Senior Notes	4.100%	5/15/32	1,380,000	1,308,841
Elevance Health Inc., Senior Notes	4.550%	5/15/52	910,000	748,807
Humana Inc., Senior Notes	3.950%	3/15/27	6,000	5,920
Humana Inc., Senior Notes	2.150%	2/3/32	1,240,000	1,018,841
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	1,530,000	1,352,027
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	950,000	913,652
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	614,491
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	1,640,000	1,185,635
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	2,330,000	1,470,141
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	889,000	637,649
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	6,067
Total Health Care Providers & Services				22,704,956
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	810,000	829,532
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	2,360,000	2,401,999
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	1,570,000	1,548,326
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	690,000	676,574
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	3,210,000	3,176,486
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	1,050,000	985,197
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	2,560,000	2,388,842
Pfizer Inc., Senior Notes	1.700%	5/28/30	1,220,000	1,065,231
Wyeth LLC, Senior Notes	5.950%	4/1/37	515,000	546,023
Total Pharmaceuticals				13,618,210

Total Health Care				61,488,214
Industrials — 1.8%
Aerospace & Defense — 1.0%
Boeing Co., Senior Notes	3.100%	5/1/26	869,000	853,994
Boeing Co., Senior Notes	2.700%	2/1/27	2,588,000	2,496,809
Boeing Co., Senior Notes	3.200%	3/1/29	1,780,000	1,671,987
Boeing Co., Senior Notes	5.150%	5/1/30	793,000	798,348
Boeing Co., Senior Notes	3.250%	2/1/35	1,827,000	1,505,478
Boeing Co., Senior Notes	3.750%	2/1/50	700,000	491,120
General Dynamics Corp., Senior Notes	4.250%	4/1/40	480,000	424,547
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	1,080,000	1,043,309
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	900,000	850,930
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	4,810,000	3,850,069
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	1,022,000	948,682
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	4,000	3,873
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	3,310,000	3,132,640
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Aerospace & Defense — continued
RTX Corp., Senior Notes	4.125%	11/16/28	$750,000	$739,712
RTX Corp., Senior Notes	2.250%	7/1/30	3,750,000	3,332,821
RTX Corp., Senior Notes	6.000%	3/15/31	2,270,000	2,411,937
RTX Corp., Senior Notes	4.500%	6/1/42	293,000	257,871
RTX Corp., Senior Notes	3.125%	7/1/50	3,580,000	2,365,363
Total Aerospace & Defense				27,179,490
Air Freight & Logistics — 0.2%
DP World Ltd., Senior Notes	5.625%	9/25/48	6,639,000	6,365,719 (a)
Commercial Services & Supplies — 0.1%
Waste Connections Inc., Senior Notes	5.000%	3/1/34	1,540,000	1,535,560
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	4.150%	11/2/42	564,000	484,243
Emerson Electric Co., Senior Notes	2.800%	12/21/51	1,950,000	1,225,664
Total Electrical Equipment				1,709,907
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	10,000	6,290
Union Pacific Corp., Senior Notes	2.400%	2/5/30	810,000	737,975
Union Pacific Corp., Senior Notes	3.839%	3/20/60	1,650,000	1,199,443
Union Pacific Corp., Senior Notes	3.750%	2/5/70	2,390,000	1,634,974
Total Ground Transportation				3,578,682
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	1,960,000	1,953,399
Passenger Airlines — 0.2%
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	2,151,000	2,143,742 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	2,070,000	2,062,040 (a)
Total Passenger Airlines				4,205,782
Trading Companies & Distributors — 0.0%††
Air Lease Corp., Senior Notes	5.300%	2/1/28	775,000	788,567

Total Industrials				47,317,106
Information Technology — 2.2%
Semiconductors & Semiconductor Equipment — 1.7%
Broadcom Inc., Senior Notes	4.150%	11/15/30	612,000	592,460
Broadcom Inc., Senior Notes	3.137%	11/15/35	3,930,000	3,258,829 (a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	7,000	5,749 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	25,000	24,048 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	3,180,000	3,295,812 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	3,900,000	3,913,179 (a)
Intel Corp., Senior Notes	5.200%	2/10/33	2,160,000	2,133,395
Intel Corp., Senior Notes	4.750%	3/25/50	2,115,000	1,705,427
KLA Corp., Senior Notes	4.650%	7/15/32	860,000	854,301
Micron Technology Inc., Senior Notes	5.300%	1/15/31	2,210,000	2,235,286
Micron Technology Inc., Senior Notes	5.875%	2/9/33	540,000	559,538
NVIDIA Corp., Senior Notes	3.700%	4/1/60	1,640,000	1,229,765
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	10,000	9,982
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	1,000,000	883,455
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	2,054,000	1,703,238
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	$7,100,000	$6,817,168
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	16,380,000	14,501,269
Total Semiconductors & Semiconductor Equipment				43,722,901
Software — 0.5%
Microsoft Corp., Senior Notes	2.921%	3/17/52	831,000	557,805
Oracle Corp., Senior Notes	2.950%	4/1/30	480,000	441,075
Oracle Corp., Senior Notes	4.650%	5/6/30	3,570,000	3,562,494
Oracle Corp., Senior Notes	2.875%	3/25/31	3,230,000	2,892,714
Oracle Corp., Senior Notes	3.600%	4/1/50	720,000	500,605
Oracle Corp., Senior Notes	5.375%	9/27/54	2,220,000	2,025,929
Synopsys Inc., Senior Notes	4.850%	4/1/30	850,000	855,777
Synopsys Inc., Senior Notes	5.000%	4/1/32	660,000	661,919
Synopsys Inc., Senior Notes	5.150%	4/1/35	560,000	563,163
Synopsys Inc., Senior Notes	5.700%	4/1/55	1,120,000	1,112,855
Total Software				13,174,336

Total Information Technology				56,897,237
Materials — 1.1%
Chemicals — 0.4%
MEGlobal BV, Senior Notes	2.625%	4/28/28	8,470,000	7,903,213 (a)
OCP SA, Senior Notes	4.500%	10/22/25	2,766,000	2,755,365 (a)
Total Chemicals				10,658,578
Metals & Mining — 0.6%
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	2,058,000	2,113,737
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	213,000	199,434
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,404,000	1,405,752
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	880,000	825,893
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	7,000	6,907 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	2,410,000	2,420,083 (a)(c)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	1,030,000	1,037,329 (a)(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	7,168,000	6,633,125
Total Metals & Mining				14,642,260
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	3,170,000	2,701,715

Total Materials				28,002,553
Real Estate — 0.1%
Retail REITs — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,433,000	1,183,816 (a)

Utilities — 1.5%
Electric Utilities — 1.5%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	3,220,000	2,766,848 (a)
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	875,000	842,687 (a)
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	7,825,000	6,450,027 (a)
Exelon Corp., Senior Notes	5.625%	6/15/35	660,000	670,666
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	1,770,000	1,725,847
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	5,942,000	5,844,310
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	1,160,000	1,185,293
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Georgia Power Co., Senior Notes	5.200%	3/15/35	$1,170,000	$1,178,346
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	1,127,000	1,093,087
Mid-Atlantic Interstate Transmission LLC, Senior Notes	4.100%	5/15/28	1,594,000	1,575,388 (a)
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	790,000	793,662 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	630,000	637,287 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	2,560,000	2,401,970
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	2,050,000	1,762,793
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	830,000	610,974
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	1,690,000	1,124,602
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	7,074,000	6,234,988 (d)
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	1,270,000	957,076
Total Electric Utilities				37,855,851
Multi-Utilities — 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	10,000	9,461
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	1,210,000	937,062
Total Multi-Utilities				946,523

Total Utilities				38,802,374
Total Corporate Bonds & Notes (Cost — $870,380,414)				816,734,703
Mortgage-Backed Securities — 28.7%
FHLMC — 6.4%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/40- 4/1/51	50,773,034	42,706,682
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40- 11/1/41	15,081,821	12,513,748
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46- 2/1/52	7,687,821	7,012,207
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	1/1/50	355,763	315,008
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50- 1/1/52	45,135,777	38,189,295
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/51- 3/1/52	4,445,306	3,576,428 (c)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	9/1/52- 5/1/53	5,142,941	5,097,586
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	1/1/53- 4/1/54	14,387,331	14,507,392
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	5/1/53	6,505,959	6,808,183
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/53	9,197,989	9,476,596
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.008%	11/1/48	9,511,505	9,296,324 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	6/1/25- 8/1/33	512,631	516,685
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32	480	500
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33	1,154,892	1,123,533
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35	77,663	79,426
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41	597,905	576,060
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	5/1/47- 9/1/48	$14,165,994	$12,612,847
Total FHLMC				164,408,500
FNMA — 15.9%
Federal National Mortgage Association (FNMA)	7.500%	8/1/25- 4/1/28	5,025	5,032
Federal National Mortgage Association (FNMA)	6.000%	1/1/26- 7/1/53	16,286,734	16,759,137
Federal National Mortgage Association (FNMA)	7.000%	4/1/27- 11/1/38	182,394	190,491
Federal National Mortgage Association (FNMA)	6.500%	2/1/32- 1/1/53	14,804,924	15,457,485
Federal National Mortgage Association (FNMA)	3.500%	12/1/34- 5/1/52	17,235,894	16,049,142
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 3/1/52	81,019,517	72,714,461
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 7/1/51	25,973,306	22,916,900
Federal National Mortgage Association (FNMA)	5.500%	5/1/37- 9/1/56	13,086,558	13,226,270
Federal National Mortgage Association (FNMA)	5.000%	1/1/39- 7/1/53	18,890,070	18,847,135
Federal National Mortgage Association (FNMA)	2.000%	8/1/40- 5/1/52	63,662,237	52,701,390
Federal National Mortgage Association (FNMA)	1.500%	4/1/41	3,252,483	2,697,681
Federal National Mortgage Association (FNMA)	4.000%	9/1/43- 1/1/57	29,885,764	28,160,824
Federal National Mortgage Association (FNMA)	4.500%	4/1/44- 8/1/58	21,521,162	20,891,349
Federal National Mortgage Association (FNMA)	3.500%	1/1/50	6,906,116	6,310,401 (c)
Federal National Mortgage Association (FNMA)	2.000%	3/1/52	990,894	800,156 (c)
Federal National Mortgage Association (FNMA)	2.500%	3/1/52	8,749,740	7,383,427 (c)
Federal National Mortgage Association (FNMA)	3.000%	6/1/52	6,404,981	5,610,786 (c)
Federal National Mortgage Association (FNMA)	2.000%	4/1/55	200,000	158,978 (e)
Federal National Mortgage Association (FNMA)	2.500%	4/1/55	39,800,000	33,100,474 (e)
Federal National Mortgage Association (FNMA)	3.000%	4/1/55	16,800,000	14,562,198 (e)
Federal National Mortgage Association (FNMA)	3.500%	4/1/55	1,000,000	901,958 (e)
Federal National Mortgage Association (FNMA)	4.000%	4/1/55	3,000,000	2,795,606 (e)
Federal National Mortgage Association (FNMA)	5.000%	4/1/55	8,600,000	8,429,778 (e)
Federal National Mortgage Association (FNMA)	5.500%	4/1/55	25,900,000	25,869,618 (e)
Federal National Mortgage Association (FNMA)	6.000%	4/1/55	20,900,000	21,230,183 (e)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.829%)	6.504%	11/1/35	81,198	83,085 (b)
Total FNMA				407,853,945
GNMA — 6.4%
Government National Mortgage Association (GNMA)	7.000%	5/15/26- 5/15/32	2,080	2,083
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — continued
Government National Mortgage Association (GNMA)	6.500%	3/15/28- 8/15/34	$806,431	$834,728
Government National Mortgage Association (GNMA)	6.000%	12/15/28- 6/15/35	663,156	682,009
Government National Mortgage Association (GNMA)	7.500%	3/15/29- 8/15/32	11,937	12,055
Government National Mortgage Association (GNMA)	5.500%	2/15/35- 6/15/36	53,903	55,402
Government National Mortgage Association (GNMA)	5.000%	1/15/40	12,690	12,867
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	4,149,311	3,769,369
Government National Mortgage Association (GNMA)	4.000%	3/15/50	230,898	218,264
Government National Mortgage Association (GNMA)	3.500%	5/15/50	1,913,704	1,752,485
Government National Mortgage Association (GNMA) II	5.000%	7/20/40- 5/20/53	6,998,477	6,941,354
Government National Mortgage Association (GNMA) II	3.500%	9/20/46- 10/20/49	10,865,263	10,092,873
Government National Mortgage Association (GNMA) II	4.000%	2/20/48- 4/20/50	9,045,647	8,498,234
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 6/20/51	16,940,465	14,858,947
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 12/20/51	15,415,789	12,971,305
Government National Mortgage Association (GNMA) II	2.000%	3/20/51	10,855,172	8,740,678
Government National Mortgage Association (GNMA) II	4.500%	8/20/52- 9/20/52	15,892,246	15,311,007
Government National Mortgage Association (GNMA) II	5.500%	7/20/53- 8/20/53	10,905,494	10,980,690
Government National Mortgage Association (GNMA) II	6.500%	9/20/53	3,882,910	4,030,433
Government National Mortgage Association (GNMA) II	6.000%	1/20/54	14,065,549	14,499,669
Government National Mortgage Association (GNMA) II	2.000%	4/20/55	1,000,000	818,015 (e)
Government National Mortgage Association (GNMA) II	2.500%	4/20/55	1,000,000	853,076 (e)
Government National Mortgage Association (GNMA) II	3.000%	4/20/55	7,100,000	6,289,606 (e)
Government National Mortgage Association (GNMA) II	3.500%	4/20/55	1,100,000	1,006,591 (e)
Government National Mortgage Association (GNMA) II	4.000%	4/20/55	4,200,000	3,932,050 (e)
Government National Mortgage Association (GNMA) II	5.000%	4/20/55	20,200,000	19,870,705 (e)
Government National Mortgage Association (GNMA) II	5.500%	4/20/55	17,000,000	17,037,594 (e)
Government National Mortgage Association (GNMA) II	6.500%	4/20/55	1,200,000	1,228,565 (e)
Total GNMA				165,300,654

Total Mortgage-Backed Securities (Cost — $782,222,794)				737,563,099
Collateralized Mortgage Obligations(f) — 18.8%
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	5.799%	1/15/37	5,702,272	5,710,739 (a)(b)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	6.561%	6/17/39	7,966,832	7,970,408 (a)(b)
BANK, 2017-BNK5 A4	3.131%	6/15/60	2,734,029	2,661,619
BANK, 2021-BN36 XA, IO	0.886%	9/15/64	43,245,111	1,479,195 (b)
BANK, 2022-BNK44 A5	5.744%	11/15/55	4,280,000	4,472,792 (b)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.078%	4/15/54	$21,761,709	$1,045,271 (b)
BHMS Mortgage Trust, 2018-ATLS A (1 mo. Term SOFR + 1.547%)	5.866%	7/15/35	10,379,000	10,371,915 (a)(b)
BOCA Commercial Mortgage Trust, 2024-BOCA A (1 mo. Term SOFR + 1.921%)	6.240%	8/15/41	4,910,000	4,939,932 (a)(b)
BX Commercial Mortgage Trust, 2023-XL3 A (1 mo. Term SOFR + 1.761%)	6.081%	12/9/40	1,217,215	1,218,998 (a)(b)
CAMB Commercial Mortgage Trust, 2019-LIFE A (1 mo. Term SOFR + 1.367%)	5.687%	12/15/37	4,190,000	4,184,648 (a)(b)
CIM Trust, 2024-R1 A1	4.750%	6/25/64	11,599,936	11,418,230 (a)(b)
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	4,956,000	4,803,216
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,624,000	2,420,449 (b)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	5,000,000	4,635,379
COLT Mortgage Loan Trust, 2022-2 A1, Step bond (2.994% to 2/25/26 then 3.994%)	2.994%	2/25/67	13,144,030	12,359,438 (a)
Commercial Mortgage Trust, 2013-300P B	4.394%	8/10/30	4,057,000	3,997,825 (a)(b)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	4,430,000	3,741,538 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	2,130,000	2,231,893 (a)
CSAIL Commercial Mortgage Trust, 2019-C15 A4	4.053%	3/15/52	7,433,000	7,261,634
CSMC Trust, 2017-RPL1 M1	2.975%	7/25/57	11,111,850	9,459,618 (a)(b)
CSMC Trust, 2019-NQM1 A1	3.656%	10/25/59	1,529,322	1,505,470 (a)
CSMC Trust, 2020-FACT A (1 mo. Term SOFR + 1.964%)	6.284%	10/15/37	6,040,000	5,983,342 (a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	14,473,448	12,654,751 (a)(b)
CSMC Trust, 2021-RPL1 A1	4.077%	9/27/60	7,995,034	7,971,050 (a)(b)
CSMC Trust, 2021-RPL4 A1	4.102%	12/27/60	11,718,024	11,686,801 (a)(b)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	8.264%	1/9/28	17,000,000	11,198,007 (a)(b)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	13,051,276	11,659,094 (a)(b)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	5,590,000	5,732,788 (a)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	4.885%	6/25/34	14,662	13,620 (b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AF1 (1 mo. Term SOFR + 0.404%)	4.724%	4/15/36	915,724	831,109 (a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	19,551,511	17,038,064 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	10,000,000	465,575 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	9,000,000	620,794 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020- ML07 XUS, IO	1.971%	10/25/36	16,477,280	2,146,825 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K062 X1, IO	0.274%	12/25/26	244,251,833	1,055,608 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	0.941%	5/25/29	19,202,499	622,316 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K121 X1, IO	1.018%	10/25/30	1,463,114	65,301 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.769%	3/25/28	18,242,186	247,818 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1511 X1, IO	0.775%	3/25/34	3,509,983	167,154 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1515 X1, IO	1.508%	2/25/35	25,404,007	2,582,607 (b)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.206%	6/25/27	$7,082,669	$118,788 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	7,057,000	6,902,721
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	1,047,826	1,068,947
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	236,660	239,553
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 30 Day Average SOFR + 6.376%)	2.027%	12/15/41	173,818	20,813 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 30 Day Average SOFR + 5.936%)	1.587%	8/15/39	330,886	33,090 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5129 KI, IO	4.000%	11/25/49	1,615,975	262,835
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	13,515,809	2,037,387
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5168 CI, IO	4.000%	11/25/51	11,976,223	2,480,004
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	1,958,843	384,199
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5282 GI, IO	4.000%	2/25/50	3,842,115	799,145
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5397 IC, IO	3.500%	4/25/52	18,269,129	3,066,378
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.640%	12/25/54	2,377,353	2,374,200 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.640%	12/25/54	2,206,748	2,214,227 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	7.240%	4/25/42	8,635,625	8,886,517 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 MT	3.000%	11/25/63	5,920,804	5,043,761
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	38,476	1,034
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	1.637%	8/15/44	167,319	17,270 (b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C14, IO	4.000%	11/15/52	4,044,419	959,617
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C17, IO	4.500%	11/15/52	452,799	116,542
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C1, IO	1.500%	2/25/52	2,752,160	276,536
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	7.440%	3/25/42	5,755,000	5,939,515 (a)(b)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	3,519,383
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	1,319,068	1,173,568
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.487%	12/25/33	36,018,005	2,083,825 (b)
Federal National Mortgage Association (FNMA) Grantor Trust, 2017-T1 A	2.898%	6/25/27	1,313,556	1,272,079
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 30 Day Average SOFR + 6.366%)	2.026%	4/25/40	228,151	26,690 (b)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	351,119	360,143
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	314,202	328,786
Federal National Mortgage Association (FNMA) REMIC, 2012-74 OA, PO	0.000%	3/25/42	17,864	16,001
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	35,728	32,284
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	2,250	15
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	6,640,429	6,016,330
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.696%	12/25/42	231,762	27,382 (b)
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	697,811	123,007
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.696%	6/25/43	$772,191	$88,621 (b)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	1.496%	12/25/43	1,641,752	183,269 (b)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	1,537,624	1,319,758
Federal National Mortgage Association (FNMA) REMIC, 2020-45 AI, IO	4.000%	7/25/50	1,386,226	281,046
Federal National Mortgage Association (FNMA) REMIC, 2021-8 DI, IO, PAC	3.500%	3/25/51	1,966,779	436,732
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	5,459,266	4,495,886
Federal National Mortgage Association (FNMA) REMIC, 2024-18 IO, IO	4.000%	11/25/49	2,724,718	495,624
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	561,517	101,309
Federal National Mortgage Association (FNMA) STRIPS, 427 C21, IO	2.000%	3/25/50	22,163,984	2,824,738
Federal National Mortgage Association (FNMA) STRIPS, 429 C10, IO	1.500%	4/25/37	28,217,853	1,511,543
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	344,313,313	1,256,107 (a)
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	4,713,569	4,817,274 (a)(b)
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000 x 1 mo. Term SOFR + 6.436%)	2.116%	6/20/40	764,967	105,952 (b)
Government National Mortgage Association (GNMA), 2012-27 IO, IO	0.210%	4/16/53	4,557,442	10,320 (b)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	1.766%	10/16/42	354,931	33,508 (b)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.064%	10/16/48	19,841,899	31,465 (b)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.569%	11/16/47	6,866,645	132,098 (b)
Government National Mortgage Association (GNMA), 2013-107 AD	2.790%	11/16/47	2,558,674	2,341,544 (b)
Government National Mortgage Association (GNMA), 2014-17 AM	3.535%	6/16/48	68,401	65,560 (b)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.160%	2/16/48	542,622	2,248 (b)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.588%	9/16/55	2,756,431	53,869 (b)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	29,203	3
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.368%	8/16/54	4,293,698	33,644 (b)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.206%	4/16/55	9,341,284	61,366 (b)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	5,609,836	1,289,765
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	1.666%	10/16/46	1,709,298	215,443 (b)
Government National Mortgage Association (GNMA), 2016-152 IO, IO	0.766%	8/15/58	10,879,562	402,175 (b)
Government National Mortgage Association (GNMA), 2017-7 IO, IO	0.559%	12/16/58	25,034,073	759,021 (b)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.445%	8/16/58	4,734,992	94,306 (b)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.701%	2/16/57	6,679,153	256,067 (b)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.563%	7/16/58	2,273,018	61,424 (b)
Government National Mortgage Association (GNMA), 2017-50 IO, IO	0.592%	1/16/57	11,432,371	382,081 (b)
Government National Mortgage Association (GNMA), 2017-53 IO, IO	0.525%	11/16/56	32,670,072	965,218 (b)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.526%	2/16/59	4,083,028	125,201 (b)
Government National Mortgage Association (GNMA), 2017-132 IA, IO	4.500%	9/20/47	1,029,161	184,394
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.503%	4/16/57	5,531,202	144,397 (b)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.520%	12/16/59	12,486,720	418,303 (b)
Government National Mortgage Association (GNMA), 2017-171 IO, IO	0.653%	9/16/59	9,729,461	370,928 (b)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.618%	3/16/60	1,231,614	47,923 (b)
Government National Mortgage Association (GNMA), 2017-H11 IO, IO	1.763%	5/20/67	9,730,265	327,828 (b)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	3.023%	11/20/67	260,520	9,530 (b)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	$980,465	$870,077
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. Term SOFR + 0.564%)	4.873%	7/20/70	15,921,037	15,713,557 (b)
Government National Mortgage Association (GNMA), 2021-2 AH	1.500%	6/16/63	818,697	603,990
Government National Mortgage Association (GNMA), 2021-9 MI, IO	2.500%	1/20/51	28,635,378	4,318,232
Government National Mortgage Association (GNMA), 2021-45 IO, IO	0.814%	4/16/63	6,967,659	432,785 (b)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.873%	10/16/62	13,772,557	882,589 (b)
Government National Mortgage Association (GNMA), 2021-84 ED	1.000%	7/16/60	1,079,310	762,979
Government National Mortgage Association (GNMA), 2021-159 JI, IO, PAC	2.500%	6/20/51	6,032,463	598,327
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	4,644,710	3,838,816
Government National Mortgage Association (GNMA), 2021-218 IO, IO	0.965%	10/16/61	2,761,150	205,274 (b)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	13,286,616	11,081,972
Government National Mortgage Association (GNMA), 2023-80 IA, IO	4.500%	10/20/47	3,696,894	702,229
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	18,762,643	14,285,235
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. Term SOFR + 1.847%)	6.167%	9/15/31	4,290,456	3,408,017 (a)(b)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	6,290,000	6,079,803
HGI CRE CLO Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.164%)	5.484%	6/16/36	310,526	308,436 (a)(b)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	4.110%	9/25/35	10,595	8,720 (b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	8.193%	5/15/28	2,186,936	1,720,559 (a)(b)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	5.767%	2/17/39	3,131,165	3,125,144 (a)(b)
Legacy Mortgage Asset Trust, 2021-GS1 A1	5.892%	10/25/66	12,055,102	12,058,957 (a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. Term SOFR + 0.464%)	4.785%	5/25/35	299,991	148,352 (a)(b)
Merrill Lynch Mortgage Investors Trust, 2005-A9 3A1	6.244%	12/25/35	10,449	5,126 (b)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	0.996%	3/15/52	38,192,008	1,228,958 (b)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.647%	7/25/35	204,530	182,001 (b)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV3 A1	6.500%	6/25/54	4,748,670	4,834,651 (a)(b)
NAAC Reperforming Loan REMIC Certificates Trust, 2004-R3 A1	6.500%	2/25/35	83,675	71,817 (a)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	4,962,287	4,818,362 (a)(b)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	6,002,076	5,757,251 (a)(b)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	8,123,048	7,064,187 (a)(b)
New Residential Mortgage Loan Trust, 2022-NQM3 A1, Step bond (3.900% to 5/25/26 then 4.990%)	3.900%	4/25/62	6,626,008	6,245,677 (a)
NJ Trust, 2023-GSP A	6.481%	1/6/29	3,030,000	3,179,101 (a)(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	43,160	20,143
NYMT Loan Trust, 2022-CP1 A1	2.042%	7/25/61	10,539,129	9,756,536 (a)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	10,429,913	9,260,650 (a)(b)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	6.154%	9/17/39	4,243,948	4,254,086 (a)(b)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	8,720,084	7,426,291 (a)
SBALR Commercial Mortgage Trust, 2020-RR1 A3	2.825%	2/13/53	11,534,718	9,923,381 (a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	7.306%	1/15/27	11,250,000	10,171,005 (a)(b)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	5.320%	1/15/39	4,610,000	4,578,216 (a)(b)
Soho Trust, 2021-SOHO A	2.697%	8/10/38	6,000,000	4,711,807 (a)(b)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	5.699%	11/15/38	3,236,503	3,231,089 (a)(b)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,430,000	1,323,786 (b)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	2,090,000	1,657,474 (a)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
WaMu Mortgage Pass-Through Certificates Trust, 2007-HY4 4A1	5.073%	9/25/36	$49,491	$44,812 (b)
Wells Fargo Commercial Mortgage Trust, 2019-C49 B	4.546%	3/15/52	2,160,000	2,064,052
Wells Fargo Commercial Mortgage Trust, 2021-C60 XA, IO	1.495%	8/15/54	96,035,173	6,531,727 (b)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 A	3.084%	12/15/39	7,480,000	6,510,916 (a)
Wells Fargo Commercial Mortgage Trust, 2024-C63 A5	5.309%	8/15/57	2,000,000	2,039,365

Total Collateralized Mortgage Obligations (Cost — $519,143,397)				483,639,408
U.S. Government & Agency Obligations — 13.2%
U.S. Government Agencies — 0.4%

Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	10,000,000	11,277,423
U.S. Government Obligations — 12.8%
U.S. Treasury Bonds	3.875%	5/15/43	9,000,000	8,217,949
U.S. Treasury Bonds	4.375%	8/15/43	67,000,000	65,314,531 (g)(h)
U.S. Treasury Bonds	3.625%	2/15/44	5,000,000	4,376,563
U.S. Treasury Bonds	4.625%	11/15/44	4,320,000	4,326,750
U.S. Treasury Bonds	4.750%	2/15/45	9,480,000	9,654,788
U.S. Treasury Bonds	3.375%	11/15/48	96,900,000	78,676,365
U.S. Treasury Bonds	4.250%	2/15/54	1,000,000	942,500 (h)
U.S. Treasury Notes	4.250%	5/31/25	20,000,000	20,001,416
U.S. Treasury Notes	4.250%	1/31/26	40,000,000	40,044,818
U.S. Treasury Notes	4.125%	8/31/30	50,000,000	50,328,125
U.S. Treasury Notes	4.625%	5/31/31	30,000,000	30,944,531
U.S. Treasury Notes	3.875%	8/15/33	70,000	68,622
U.S. Treasury Notes	4.250%	11/15/34	14,800,000	14,846,250
Total U.S. Government Obligations				327,743,208

Total U.S. Government & Agency Obligations (Cost — $336,295,938)				339,020,631
Asset-Backed Securities — 9.6%
AIMCO CLO Ltd., 2024-22A A (3 mo. Term SOFR + 1.500%)	5.793%	4/19/37	7,990,000	8,002,922 (a)(b)
Apidos CLO Ltd., 2021-35A A (3 mo. Term SOFR + 1.312%)	5.605%	4/20/34	4,300,000	4,304,722 (a)(b)
Ares CLO Ltd., 2022-63A A1A (3 mo. Term SOFR + 1.380%)	5.673%	4/20/35	4,450,000	4,445,074 (a)(b)
Bayview Opportunity Master Fund LLC, 2024-EDU1 A (30 Day Average SOFR + 1.450%)	5.790%	6/25/47	7,207,446	7,184,660 (a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	6.044%	1/15/35	8,260,000	8,268,006 (a)(b)
Blackbird Capital II Aircraft Lease Ltd., 2021-1A A	2.443%	7/15/46	9,453,626	8,730,839 (a)
BlueMountain CLO Ltd., 2021-31A A1 (3 mo. Term SOFR + 1.412%)	5.705%	4/19/34	830,000	830,554 (a)(b)
Brightwood Capital MM CLO Ltd., 2023-1A A1A (3 mo. Term SOFR + 2.750%)	7.052%	10/15/35	4,610,000	4,656,554 (a)(b)
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.961%	10/20/37	9,890,000	9,885,165 (a)(b)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	4,454,529	4,341,852 (a)
CIFC Funding Ltd., 2015-4A A1A2 (3 mo. Term SOFR + 1.332%)	5.625%	4/20/34	3,100,000	3,099,765 (a)(b)
College Ave Student Loans LLC, 2019-A A1 (1 mo. Term SOFR + 1.514%)	5.835%	12/28/48	4,825,250	4,875,032 (a)(b)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	2,477,654	2,267,884 (a)
Credit-Based Asset Servicing and Securitization LLC, 1999-3 A	3.966%	2/3/29	617	480 (a)(b)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	4,581,700	4,105,572 (a)
Dryden CLO Ltd., 2021-87A A1 (3 mo. Term SOFR + 1.362%)	5.684%	5/20/34	2,280,000	2,280,582 (a)(b)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	5.813%	4/20/37	7,000,000	7,020,890 (a)(b)
Empower CLO Ltd., 2023-2A A1 (3 mo. Term SOFR + 2.200%)	6.502%	7/15/36	3,100,000	3,118,281 (a)(b)
Empower CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.600%)	5.900%	4/25/37	3,000,000	3,004,502 (a)(b)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	$259,504	$251,237
Goodgreen Trust, 2017-2A A	3.260%	10/15/53	551,098	504,417 (a)
Greywolf CLO Ltd., 2015-1A A1R (3 mo. Term SOFR + 1.422%)	5.722%	1/27/31	1,583,360	1,583,329 (a)(b)
Hertz Vehicle Financing LLC, 2022-2A C	2.950%	6/26/28	5,200,000	4,907,029 (a)
Jack in the Box Funding LLC, 2022-1A A2I	3.445%	2/26/52	7,266,200	6,990,537 (a)
JGWPT LLC, 2015-1A B	4.250%	9/17/74	913,442	802,415 (a)
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	5.685%	1/21/35	2,660,000	2,660,868 (a)(b)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	6,829,650	5,481,341 (a)
M&T Equipment Notes, 2024-1A A4	4.940%	8/18/31	6,360,000	6,398,628 (a)
Madison Park Funding Ltd., 9A AR2 (3 mo. Term SOFR + 1.252%)	5.565%	5/28/30	545,908	546,114 (a)(b)
Magnetite Ltd., 2021-29A BR (3 mo. Term SOFR + 1.750%)	6.052%	7/15/37	2,970,000	2,986,479 (a)(b)
MAPS Trust, 2021-1A A	2.521%	6/15/46	2,770,254	2,585,469 (a)
MidOcean Credit CLO, 2017-7A BR (3 mo. Term SOFR + 1.862%)	6.164%	7/15/29	53,114	53,182 (a)(b)
Mosaic Solar Loan Trust, 2024-1A A	5.500%	9/20/49	2,717,432	2,678,055 (a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	6.155%	10/20/30	6,090,000	6,099,918 (a)(b)
Oaktree CLO Ltd., 2024-25A A (3 mo. Term SOFR + 1.550%)	5.843%	4/20/37	8,000,000	8,020,041 (a)(b)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	6.073%	11/16/36	6,000,000	6,015,846 (a)(b)
OHA Credit Funding Ltd., 2020-7A AR (3 mo. Term SOFR + 1.300%)	5.590%	2/24/37	11,090,000	11,071,074 (a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. Term SOFR + 1.302%)	5.630%	5/23/31	3,219,383	3,220,956 (a)(b)
Owl Rock CLO Ltd., 2020-3A AR (3 mo. Term SOFR + 1.850%)	6.143%	4/20/36	7,110,000	7,148,534 (a)(b)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. Term SOFR + 1.412%)	5.730%	11/14/34	15,000,000	15,028,980 (a)(b)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.342%)	5.635%	7/20/34	9,600,000	9,607,300 (a)(b)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	6.123%	1/20/37	8,000,000	8,023,588 (a)(b)
Shackleton CLO Ltd., 2013-3A AR (3 mo. Term SOFR + 1.382%)	5.684%	7/15/30	111,568	111,619 (a)(b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	9.184%	10/15/41	5,479,748	5,767,565 (a)(b)
SMB Private Education Loan Trust, 2020-PTA B	2.500%	9/15/54	10,000,000	8,822,760 (a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	606,466	566,021 (a)
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. Term SOFR + 0.914%)	5.235%	2/25/34	1,339,275	1,341,082 (b)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	3,339,350	3,125,201 (a)
Textainer Marine Containers Ltd., 2024-1A A	5.250%	8/20/49	4,720,000	4,740,027 (a)
Thrust Engine Leasing DAC, 2021-1A A	4.163%	7/15/40	8,807,697	8,528,562 (a)
Whitebox CLO Ltd., 2023-4A A1 (3 mo. Term SOFR + 2.150%)	6.443%	4/20/36	9,470,000	9,493,064 (a)(b)

Total Asset-Backed Securities (Cost — $250,790,588)				245,584,574
Sovereign Bonds — 1.0%
Chile — 0.1%

Chile Government International Bond, Senior Notes	3.100%	1/22/61	2,890,000	1,735,416
Colombia — 0.3%

Colombia Government International Bond, Senior Notes	5.000%	6/15/45	11,139,000	7,510,471
Mexico — 0.4%
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	24,000	18,660
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	16,050,000	11,168,152
Total Mexico				11,186,812
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	2.780%	12/1/60	10,000	5,458
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Peru — continued
Peruvian Government International Bond, Senior Notes	3.600%	1/15/72	$5,640,000	$3,504,555
Total Peru				3,510,013
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes	7.625%	3/21/36	1,830,000	2,163,700

Total Sovereign Bonds (Cost — $30,815,504)				26,106,412
U.S. Treasury Inflation Protected Securities — 0.6%
U.S. Treasury Notes, Inflation Indexed (Cost — $15,209,541)	1.875%	7/15/34	14,851,761	14,994,738
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Call @ $96.750 (Cost — $1,166,543)	6/12/26	1,330	$3,325,000	1,280,125
	Rate	Maturity Date	Face Amount
Municipal Bonds — 0.0%††
Illinois — 0.0%††

Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	$3,000	2,988
Ohio — 0.0%††
American Municipal Power-Ohio Inc., OH, Revenue, Taxable-combined Hydroelectric Projects Build America Bonds, Series B	7.834%	2/15/41	134,000	160,623

Total Municipal Bonds (Cost — $181,248)				163,611
Total Investments before Short-Term Investments (Cost — $2,806,205,967)				2,665,087,301
			Shares
Short-Term Investments — 1.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $46,963,276)	4.315%		46,963,276	46,963,276 (i)(j)
Total Investments — 105.6% (Cost — $2,853,169,243)				2,712,050,577
Liabilities in Excess of Other Assets — (5.6)%				(143,894,684)
Total Net Assets — 100.0%				$2,568,155,893

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

 Western Asset Core Bond Fund
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2025, the Fund held TBA securities with a total cost of $157,415,869.
(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(i)	Rate shown is one-day yield as of the end of the reporting period.
(j)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2025, the total market value of investments in Affiliated Companies was $46,963,276 and the cost was $46,963,276 (Note 2).

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
GO	—	General Obligation
GTD	—	Guaranteed
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At March 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 2-Year Notes	12	6/25	$2,481,302	$2,486,063	$4,761
U.S. Treasury 5-Year Notes	5,535	6/25	592,479,732	598,644,843	6,165,111
U.S. Treasury 10-Year Notes	753	6/25	83,364,851	83,747,719	382,868
U.S. Treasury Long-Term Bonds	304	6/25	35,535,510	35,653,500	117,990
Net unrealized appreciation on open futures contracts					$6,670,730
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Bond Fund
At March 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$187,657,000	1/17/28	Daily SOFR Compound annually	4.100% annually	$2,037,198	$7,361	$2,029,837
	282,032,000	11/30/31	4.060% annually	Daily SOFR Compound annually	(5,758,932)	(266,022)	(5,492,910)
	44,148,000	1/17/36	4.220% annually	Daily SOFR Compound annually	(1,532,203)	—	(1,532,203)
Total	$513,837,000				$(5,253,937)	$(258,661)	$(4,995,276)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Bank of America N.A. (PrimeX.FRM.1), 4.420%, due 7/25/36	$192,937	7/25/36	4.420% monthly	$19,476	$7,913	$11,563(a)(b)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.44 Index	$401,189,000	6/20/30	1.000% quarterly	$7,244,345	$7,788,597	$(544,252)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
(a)	Swap contract is valued using significant unobservable inputs (Note 1).
(b)	Swap contract is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	4.410%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

 Western Asset Core Bond Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Core Bond Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$816,734,703	—	$816,734,703
Mortgage-Backed Securities	—	737,563,099	—	737,563,099
Collateralized Mortgage Obligations	—	483,639,408	—	483,639,408
U.S. Government & Agency Obligations	—	339,020,631	—	339,020,631
Asset-Backed Securities	—	245,584,574	—	245,584,574
Sovereign Bonds	—	26,106,412	—	26,106,412
U.S. Treasury Inflation Protected Securities	—	14,994,738	—	14,994,738
Purchased Options	$1,280,125	—	—	1,280,125
Municipal Bonds	—	163,611	—	163,611
Total Long-Term Investments	1,280,125	2,663,807,176	—	2,665,087,301
Short-Term Investments†	46,963,276	—	—	46,963,276
Total Investments	$48,243,401	$2,663,807,176	—	$2,712,050,577
Other Financial Instruments:
Futures Contracts††	$6,670,730	—	—	$6,670,730
Centrally Cleared Interest Rate Swaps††	—	$2,029,837	—	2,029,837
OTC Credit Default Swaps on Credit Indices — Sell Protection‡	—	—	$19,476	19,476
Total Other Financial Instruments	$6,670,730	$2,029,837	$19,476	$8,720,043
Total	$54,914,131	$2,665,837,013	$19,476	$2,720,770,620
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Centrally Cleared Interest Rate Swaps††	—	$7,025,113	—	$7,025,113
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	544,252	—	544,252
Total	—	$7,569,365	—	$7,569,365

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2025. The following transactions were effected

Western Asset Core Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
in such company for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$187,820,572	$466,694,887	466,694,887	$607,552,183	607,552,183

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,266,770	—	$46,963,276

Western Asset Core Bond Fund 2025 Quarterly Report